COMMITMENTS AND CONTINGENT LIABILITIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt By Maturity [Abstract]
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long Term Debt Maturities Repayments Of Principal In Year Three	200
Long Term Debt Maturities Repayments Of Principal In Year Four	0
Operating Leases Future Minimum Payments Due [Abstract]
Operating Leases Future Minimum Payments Due Current	214
Operating Leases Future Minimum Payments Due In Two Years	208
Operating Leases Future Minimum Payments Due In Three Years	204
Operating Leases Future Minimum Payments Due In Four Years	199
Operating Leases Future Minimum Payments Due In Five Years	197
Operating Leases Future Minimum Payments Due Thereafter	1,409
Future Minimum Sublease Rentals Sale Leaseback Transactions [Abstract]
Future Minimum Sublease Rentals Sale Leaseback Transactions Within One Year	22
Future Minimum Sublease Rentals Sale Leaseback Transactions Within Two Years	24
Future Minimum Sublease Rentals Sale Leaseback Transactions Within Three Years	24
Future Minimum Sublease Rentals Sale Leaseback Transactions Within Four Years	24
Future Minimum Sublease Rentals Sale Leaseback Transactions Within Five Years	25
Future Minimum Sublease Rentals Sale Leaseback Transactions Thereafter	137
Restructuring And Related Cost [Line Items]
Balance, beginning of year	44	11
Additions	54	79
Cash payments	46	43
Other reductions	0	3
Balance, End of Year	52	44
Loss Contingencies [Line Items]
Investment in a venture capital	35
Venture Capital Funds [Member]
Loss Contingencies [Line Items]
Commitment funded net of sale proceeds	23
Revised commitment	35
Real Estate Funds [Member]
Loss Contingencies [Line Items]
Investment in a venture capital	25
Commitment funded net of sale proceeds	9
AXA [Member]
Restructuring And Related Cost [Line Items]
Balance, beginning of year		11	20
Additions			13
Cash payments			17
Other reductions			5
Balance, End of Year			11
Commitments by the Company to provide equity financing	355
Letters Of Credit	18
Commitments under existing mortgage loan agreements	328
Pre tax real estate charge	30	55
Alliance Bernstein [Member]
Restructuring And Related Cost [Line Items]
Operating lease obligations estimate of current market rental rates			102
Pre tax real estate charge	223
AXA Arizona [Member]
Restructuring And Related Cost [Line Items]
Letters Of Credit	2,626
Holds assets in an irrevocable trust	$ 9,635